UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD
                                      OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:  811-6307

FEDERATED INTERMEDIATE GOVERNMENT FUND, INC.
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Exact name of registrant as specified in charter)

5800 Corporate Drive
Pittsburgh, PA  15237-7000

(Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh,  PA  15222-3779
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(Name and address of agent for service)


Registrant's telephone number, including area code:  412-288-1900

Date of Fiscal year-end:  2/28

Date of reporting period: 7/1/2005 - 6/30/2006

Item 1.  Proxy Voting Record


================= FEDERATED INTERMEDIATE GOVERNMENT FUND, INC.  ===============

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

                                  SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   FEDERATED INTERMEDIATE GOVERNMENT FUND, INC.


By (Signature and Title)*       /s/J. Christopher Donahue
                                J. Christopher Donahue
                                President - Principal Executive Officer


Date:  August 21, 2006



* Print the name and title of each signing officer under his or her signature.